Fair Value Measurements (Assets and Liabilities Reconciliation) (Schedule and Footnote) (Details) $ in Millions	12 Months Ended
Dec. 31, 2014 USD ($)
Fair Value, Assets and Liabilities (Net) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance of asset (liability)	$ 612.9
Termination and other activity related to Ziggo Collar	212.5
Gains (losses) included in loss from continuing operations:
Realized and unrealized losses on derivative instruments, net	(236.3)
Realized and unrealized gain due to changes in fair values of certain investments, net	26.1
Foreign currency translation adjustments, dividends and other, net	15.0
Ending balance of asset (liability)	630.2
Investments [Member]
Fair Value, Assets and Liabilities (Net) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance of asset (liability)	299.4
Termination and other activity related to Ziggo Collar	0.0
Gains (losses) included in loss from continuing operations:
Realized and unrealized losses on derivative instruments, net	0.0
Realized and unrealized gain due to changes in fair values of certain investments, net	26.1
Foreign currency translation adjustments, dividends and other, net	(7.1)
Ending balance of asset (liability)	318.4
Equity-related derivative instruments [Member]
Fair Value, Assets and Liabilities (Net) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance of asset (liability)	313.5
Termination and other activity related to Ziggo Collar	212.5
Gains (losses) included in loss from continuing operations:
Realized and unrealized losses on derivative instruments, net	(236.3)
Realized and unrealized gain due to changes in fair values of certain investments, net	0.0
Foreign currency translation adjustments, dividends and other, net	22.1
Ending balance of asset (liability)	$ 311.8